ASSETS HELD FOR SALE (Details) CAD in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Jul. 01, 2016
Assets Held for Sale
Accounts receivable	$ 13	CAD 18
Inventories	56	75
Other current assets	90	121
Plant, property and equipment	2,229	2,993
Intangible and other assets	328	440
Foreign currency translation gains	0	70
Total Assets Held for Sale (included in Other current assets, Note 5)	2,716	3,717
Liabilities Related to Assets Held for Sale
Accounts payable and other	32	43
Other long-term liabilities	32	43
Total Liabilities Related to Assets Held for Sale (included in Accounts payable and other, Note 13)	$ 64	CAD 86
Exchange rate	1.34	1.34	1.30
U.S. Natural Gas Pipelines | Gas Plant
Assets Held for Sale
Plant, property and equipment	$ 13	CAD 17